Segmental and Geographical Information - Summary of Revenue By Reportable Operating Segments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Operating Segments [Line Items]
Revenue		$ 2,256,608	$ 1,673,922	[1]	$ 1,021,037	[1]
Cost of revenue		(1,240,097)	(902,994)	[1]	(561,191)	[1]
Gross profit		1,016,511	770,928	[1]	459,846	[1]
Less: Demand generation expense		(291,821)	(198,787)	[1]	(151,350)	[1]
Order contribution		724,690	572,141	[1]	308,496	[1]
Selling, general and administrative expenses (excluding demand generation expense)	[1]	(1,189,147)	(1,152,696)		(738,071)
Impairment losses on tangible assets		0	(2,991)	[1]	0	[1]
Impairment losses on intangible assets		(11,779)	(36,269)	[1]	0	[1]
Operating loss	[2]	(476,236)	(619,815)	[1]	(429,575)	[1]
Gain/(loss) on items held at fair value and remeasurements		2,023,743	(2,643,573)	[1]	21,721	[1]
Share of results of associates		(52)	(74)	[1]	366	[1]
Finance income		12,599	24,699	[1]	34,382	[1]
Finance costs	[1]	(86,441)	(91,294)		(19,232)
(Loss)/profit before tax	[3]	1,473,613	(3,330,057)	[1],[4]	(392,338)	[1],[4]
Digital Platform
Disclosure Of Operating Segments [Line Items]
Revenue		1,718,182	1,246,384		829,206
Cost of revenue		(987,929)	(686,178)		(457,293)
Gross profit		730,253	560,206		371,913
Less: Demand generation expense		(291,821)	(198,787)		(151,350)
Order contribution		438,432	361,419		220,563
Digital Platform | Third-party Revenue
Disclosure Of Operating Segments [Line Items]
Revenue		845,941	637,568		496,040
Digital Platform | Platform Services Revenue
Disclosure Of Operating Segments [Line Items]
Revenue		1,385,678	1,033,156		701,246
Digital Platform | First-party Revenue
Disclosure Of Operating Segments [Line Items]
Revenue		539,737	395,588		205,206
Digital Platform | Platform Fulfillment Revenue
Disclosure Of Operating Segments [Line Items]
Revenue		332,504	213,228		127,960
Brand Platform
Disclosure Of Operating Segments [Line Items]
Revenue		467,505	390,014		164,210
Cost of revenue		(225,989)	(199,208)		(89,203)
Gross profit		241,516	190,806		75,007
In-Stores
Disclosure Of Operating Segments [Line Items]
Revenue		70,921	37,524		27,621
Cost of revenue		(26,179)	(17,608)		(14,695)
Gross profit		$ 44,742	$ 19,916		$ 12,926

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.
[2]	(1) Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.
[3]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.
[4]	Previously reported comparatives for the years ended December 31, 2020 and 2019 have been re-presented for comparability with condensed disclosure for the year ended December 31, 2021.